Investments in subsidiaries	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Investments in subsidiaries
4.	Investments in subsidiaries
Details of significant subsidiaries of the Group are as follows:

Name of significant subsidiary	Place of incorporation/ business	Group’s effective equity interest
		31.12.2019	31.12.2020
		%	%

Guangxi Yuchai Machinery Company Limited	People’s Republic of China	76.4	76.4
Guangxi Yuchai Machinery Monopoly Development Co., Ltd	People’s Republic of China	54.9	54.9
Guangxi Yuchai Accessories Manufacturing Company Limited	People’s Republic of China	76.4	76.4
Guangxi Yuchai Equipment Mould Company Limited	People’s Republic of China	76.4	76.4
Guangxi Yulin Hotel Company Limited	People’s Republic of China	76.4	76.4
Jining Yuchai Engine Company Limited	People’s Republic of China	76.4	76.4
Yuchai Remanufacturing Services (Suzhou) Co., Ltd.	People’s Republic of China	76.4	76.4
HL Global Enterprises Limited	Singapore	50.2	50.2
The Group has the following subsidiary that has
non-controlling
interests (“NCI”) that are material to the Group.

	31.12.2018	31.12.2019	31.12.2020
Proportion of equity interest held by NCI
Yuchai	23.6%	23.6%	23.6%

	31.12.2018 RMB’000	31.12.2019 RMB’000	31.12.2020 RMB’000	31.12.2020 US$’000
Accumulated balances of material NCI
Yuchai		2,603,227	2,624,933	405,627

Profit allocated to material NCI
Yuchai	252,394	254,284	229,231	35,423

Dividends paid to material NCI
Yuchai	135,905	207,514	207,514	32,067

Summarized financial information including goodwill on acquisition and consolidation adjustments but before intercompany eliminations of subsidiaries with material non-controlling
interests are as follows:

31.12.2018
Yuchai RMB’000
Summarized statement of comprehensive income
Revenue	16,210,467

Profit after tax	972,010

Total comprehensive income for the year	867,438

Attributable to NCI	252,394

Summarized statement of cash flows
Operating	701,716
Investing	(331,416)
Financing	(66,975)

Net increase in cash and cash equivalents	303,325

31.12.2019
Yuchai RMB’000
Summarized statement of financial position
Current assets	16,444,627
Non-current assets, excluding goodwill	6,160,217
Goodwill	212,636
Current liabilities	(11,162,938)
Non-current liabilities	(964,084)

Net assets	10,690,458

Total equity	10,690,458

Attributable to NCI	2,603,227

Summarized statement of comprehensive income
Revenue	17,980,304

Profit after tax	825,807

Total comprehensive income for the year	828,861

Attributable to NCI	254,284

Summarized statement of cash flows
Operating	1,632,557
Investing	(858,904)
Financing	(656,576)

Net increase in cash and cash equivalents	117,077

	31.12.2020
	Yuchai
	RMB’000	US$’000
Summarized statement of financial position
Current assets	18,395,754	2,842,667
Non-current assets, excluding goodwill	6,722,233	1,038,776
Goodwill	212,636	32,858
Current liabilities	(13,035,680)	(2,014,384)
Non-current liabilities	(1,293,007)	(199,806)

Net assets	11,001,936	1,700,111

Total equity	11,001,936	1,700,111

Attributable to NCI	2,624,933	405,627

Summarized statement of comprehensive income
Revenue	20,557,660	3,176,743

Profit after tax	829,042	128,111

Total comprehensive income for the year	826,214	127,674

Attributable to NCI	229,231	35,423

Summarized statement of cash flows
Operating	1,476,034	228,089
Investing	(794,291)	(122,741)
Financing	(505,997)	(78,191)

Net increase in cash and cash equivalents	175,746	27,157

Significant restrictions
The nature and extent of significant restrictions on the Group’s ability to use or access assets and settle liabilities of subsidiaries with material non-controlling
interests are:
At the end of the reporting period, cash and cash equivalents of RMB 5,289.2 million (US$817.3 million) (2019: RMB 5,112.8 million) held in the PRC are subject to local exchange control regulations. These regulations place restriction on the amount of currency being exported other than through dividends, trade and service related transactions.
Acquisition of ownership in subsidiaries, without change in control in 2019
In February 2019, Yuchai acquired 7.5% of equity interest in YC Europe Co., Ltd. (“YC Europe”) from non-controlling
interest for a cash consideration of RMB 0.1 million (less than US$0.1 million). As a result, Yuchai’s shareholding in YC Europe increased from 67.5% to 75.0%.